Janus Henderson Global Allocation Fund – Conservative
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Investment Companies – 100.1%
Equity Funds – 29.7%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares£	429,318	$4,954,284
Janus Henderson Enterprise Fund - Class N Shares£	43,717	5,933,645
Janus Henderson European Focus Fund - Class N Shares£	93,702	5,320,376
Janus Henderson Growth and Income Fund - Class N Shares£	86,746	5,945,543
Janus Henderson Overseas Fund - Class N Shares£	205,763	11,771,611
Janus Henderson Research Fund - Class N Shares£	74,229	5,962,091
Janus Henderson U.S. Dividend Income Fund - Class N Shares£	126,311	1,654,664
		41,542,214
Exchange-Traded Funds (ETFs) – 35.4%
iShares Core International Aggregate Bond	534,692	26,755,988
iShares Core MSCI Emerging Markets	138,358	9,650,470
iShares Russell 2000 Value	17,177	3,256,587
Janus Henderson Emerging Markets Debt Hard Currency£	140,438	7,367,462
Vanguard Value	13,131	2,576,302
		49,606,809
Fixed Income Funds – 33.0%
Janus Henderson Developed World Bond Fund - Class N Shares£	2,645,384	20,395,825
Janus Henderson Flexible Bond Fund - Class N Shares£	2,780,269	25,828,621
		46,224,446
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£	2,746,797	2,746,797
Total Investments (total cost $134,038,257) – 100.1%		140,120,266
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(108,370)
Net Assets – 100%		$140,011,896

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - 70.0%
Equity Funds - 29.7%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares
	$5,332,565	$889,279	$(976,737)	$373,160	$(663,983)	$4,954,284	429,318	$86,547	$455,172
Janus Henderson Enterprise Fund - Class N Shares
	6,156,632	876,567	(549,164)	3,408	(553,798)	5,933,645	43,717	27,163	417,821
Janus Henderson European Focus Fund - Class N Shares
	6,353,800	505,983	(1,699,941)	185,871	(25,337)	5,320,376	93,702	95,903	-
Janus Henderson Growth and Income Fund - Class N Shares
	6,734,020	1,402,029	(1,581,719)	(22,677)	(586,110)	5,945,543	86,746	42,830	921,493
Janus Henderson Overseas Fund - Class N Shares
	10,167,315	1,608,628	(979,118)	83,699	891,087	11,771,611	205,763	156,764	-
Janus Henderson Research Fund - Class N Shares
	8,446,253	1,514,223	(2,922,508)	(9,763)	(1,066,114)	5,962,091	74,229	7,653	968,862
Janus Henderson Small-Mid Cap Value Fund - Class N Shares
	174,577	27,413	(220,193)	48,511	(30,308)	-	-	990	15,840
Janus Henderson Triton Fund - Class N Shares
	41,665	6,971	(49,621)	5,519	(4,534)	-	-	46	4,397
Janus Henderson U.S. Dividend Income Fund - Class N Shares
	2,147,347	206,174	(833,991)	203,097	(67,963)	1,654,664	126,311	23,380	45,946
Total Equity Funds - 29.7%
	$45,554,174	$7,037,267	$(9,812,992)	$870,825	$(2,107,060)	$41,542,214	1,059,786	$441,276	$2,829,531

Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income	Capital Gain Distributions from Underlying Funds
Investment Companies - (continued)
Exchange-Traded Funds (ETFs) - 5.3%
Janus Henderson Emerging Markets Debt Hard Currency
	$10,382,132	$641,292	$(3,847,576)	$127,863	$63,751	$7,367,462	140,438	$546,427	$-
Janus Henderson Small Cap Growth Alpha
	73,655	6,854	(86,404)	16,247	(10,352)	-	-	237	-
Total Exchange-Traded Funds (ETFs) - 5.3%
	$10,455,787	$648,146	$(3,933,980)	$144,110	$53,399	$7,367,462	140,438	$546,664	$-
Fixed Income Funds - 33.0%
Janus Henderson Developed World Bond Fund - Class N Shares
	17,471,791	4,746,076	(1,611,792)	34,640	(244,890)	20,395,825	2,645,384	516,481	-
Janus Henderson Flexible Bond Fund - Class N Shares
	22,785,933	5,318,099	(2,082,755)	(102,204)	(90,452)	25,828,621	2,780,269	841,925	-
Janus Henderson High-Yield Fund - Class N Shares
	689,721	70,164	(771,166)	53,062	(41,781)	-	-	31,427	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares
	160,065	13,975	(174,029)	4,057	(4,068)	-	-	5,113	-
Total Fixed Income Funds - 33.0%
	$41,107,510	$10,148,314	$(4,639,742)	$(10,445)	$(381,191)	$46,224,446	5,425,653	$1,394,946	$-
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	821,184	7,379,432	(5,453,238)	(38)	(543)	2,746,797	2,746,797	47,952	-
Total Affiliated Investments - 70.0%
	$97,938,655	$25,213,159	$(23,839,952)	$1,004,452	$(2,435,395)	$97,880,919	9,372,674	$2,430,838	$2,829,531

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2026.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Investment Companies
Equity Funds	$41,542,214	$-	$-
Exchange-Traded Funds (ETFs)	49,606,809	-	-
Fixed Income Funds	46,224,446	-	-
Money Markets	-	2,746,797	-
Total Assets	$137,373,469	$2,746,797	$-

Investment Valuation
The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70267 05-26